MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2022

Master Limited Partnerships and Related Companies - 99.5%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 36.6%(1)
Canada - 0.4%(1)
Enbridge, Inc.	80,000	$3,297,600
United States - 36.2%(1)
Genesis Energy, L.P.	1,675,000	19,396,500
Magellan Midstream Partners, L.P.	1,291,000	66,654,330
MPLX, L.P.	2,907,000	94,826,340
Phillips 66	258,000	23,080,680
Plains All American Pipeline, L.P.	2,780,000	32,665,000
Plains GP Holdings, L.P.	2,714,000	32,513,720
Shell Midstream Partners, L.P.	1,325,000	20,948,250
		290,084,820
Total Crude/Refined Products Pipelines and Storage		293,382,420

Natural Gas/Natural Gas Liquid Pipelines and Storage - 22.4%(1)
Canada - 0.4%(1)
TC Energy Corporation	60,000	2,892,000
United States - 22.0%(1)
Cheniere Energy, Inc.	75,000	12,013,500
Energy Transfer, L.P.	7,125,000	83,433,750
Enterprise Products Partners, L.P.	2,175,000	57,246,000
Kinder Morgan, Inc.	419,000	7,676,080
Williams Companies, Inc.	460,000	15,653,800
		176,023,130
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		178,915,130

Natural Gas Gathering/Processing - 40.5%(1)
United States - 40.5%(1)
Antero Midstream Corporation	725,000	7,300,750
Crestwood Equity Partners, L.P.	400,000	10,664,000
DCP Midstream, L.P.	1,150,000	43,723,000
Enlink Midstream, LLC	6,900,000	70,104,000
Targa Resources Corporation	1,300,000	88,699,000
Western Midstream Partners, L.P.	3,700,000	104,007,000
Total Natural Gas Gathering/Processing		324,497,750

Total Master Limited Partnerships and Related Companies (Cost $356,942,493)		796,795,300
Total Investments - 99.5% (Cost $356,942,493)(1)		796,795,300
Other Assets in Excess of Liabilities - 0.5%(1)		3,819,832
Net Assets - 100.0%(1)		$800,615,132

(1) Calculated as a percentage of net assets.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2022	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$796,795,300	$796,795,300	$-	$-
Total	$796,795,300	$796,795,300	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended August 31, 2022.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.